Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net	12 Months Ended
Dec. 31, 2025
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other net [Abstract]
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net
Note 5. Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net

a) An analysis of accounts receivable by component at December 31, 2024 and 2025 is as follows:

	At December 31,
	2024		2025
Subscribers and distributors	Ps.	170,242,307	Ps.	182,388,253
Telecommunications carriers for network interconnection and other services		3,837,362		3,370,949
Recoverable taxes		50,900,914		65,502,829
Sundry debtors		11,838,770		10,858,187
Contract assets		31,230,793		32,499,007
Allowance of expected credit losses		(37,533,735)		(39,858,127)
Total net	Ps.	230,516,411	Ps.	254,761,098
Non-current subscribers, distributors and contractual assets		9,394,158		13,379,712
Total current subscribers, distributors and contractual assets	Ps.	221,122,253	Ps.	241,381,386

b) Changes in the allowance of the expected credit losses is as follows:

	For the years ended December 31,
	2023		2024		2025
Balance at beginning of year	Ps.	(42,079,056)	Ps.	(38,194,997)	Ps.	(37,533,735)
Increases recorded in expenses		(12,021,598)		(11,927,258)		(12,611,219)
Write-offs		11,392,722		16,239,505		9,095,970
Business Combination		-		(148,359)		-
Spin-off (i)		(3,002)		-		-
Translation effect		4,515,937		(3,502,626)		1,190,857
Balance at year end	Ps.	(38,194,997)	Ps.	(37,533,735)	Ps.	(39,858,127)

(i)	This figure is related to the spin-off of Telekom Austria AG.

c) The following table shows the aging of accounts receivable at December 31, 2024 and 2025, for subscribers and distributors:

	Past due
	Total		Unbilled services provided		1-30 days		31-60 days		61-90 days		Greater than 90 days
December 31, 2024	Ps.	170,242,307	Ps.	105,263,369	Ps.	15,396,655	Ps.	4,182,294	Ps.	2,854,922	Ps.	42,545,067
December 31, 2025	Ps.	182,388,253	Ps.	120,355,292	Ps.	13,511,830	Ps.	4,700,102	Ps.	3,340,840	Ps.	40,480,189

d) The following table shows the accounts receivable from subscribers and distributors included in the allowance for expected credit losses:

	Total		1-90 days		Greater than 90 days
December 31, 2024	Ps.	37,533,735	Ps.	4,050,387	Ps.	33,483,348
December 31, 2025	Ps.	39,858,127	Ps.	4,082,617	Ps.	35,775,510

e) An analysis of contract assets at December 31, 2024 and 2025 is as follows:

	2024		2025

Balance at the beginning of the year	Ps.	25,062,219	Ps.	31,230,793
Additions		24,862,129		29,610,794
Business combination		2,347,803		-
Disposals		(4,195,512)		(4,556,746)
Amortization		(20,622,228)		(22,227,773)
Translation effect		3,776,382		(1,558,061)

Balance at the end of the year	Ps.	31,230,793	Ps.	32,499,007
Non-current contract assets	Ps.	1,558,104	Ps.	1,108,043

Current portion contracts assets	Ps.	29,672,689	Ps.	31,390,964